Organization and Principal Activities (Details of subsidiaries, VIEs and subsidiaries of VIE) (Details)	12 Months Ended
Dec. 31, 2012
Phoenix Satellite Television Information Limited [Member] | Direct subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	British Virgin Islands ("BVI")
Date of Incorporation	Sep. 01, 1999
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Phoenix New Media (Hong Kong) Company Limited [Member] | Direct subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Feb. 24, 2011
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Fenghuang On-line (Beijing) Information Technology Co., Ltd. ("Fenghuang On-line") [Member] | Indirect subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Dec. 20, 2005
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. ("Fenghuang Yutian") [Member] | Indirect subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 15, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Beijing Tianying Jiuzhou Network Technology Co., Ltd. ("Tianying Jiuzhou") [Member] | Variable interest entities ("VIEs") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Apr. 18, 2000
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising, MIVAS and video VAS
Yifeng Lianhe (Beijing) Technology Co., Ltd. ("Yifeng Lianhe") [Member] | Variable interest entities ("VIEs") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 16, 2006
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	MIVAS
Beijing Tianying Chuangzhi Advertising Co., Ltd. ("Tianying Chuangzhi") [Member] | Direct subsidiaries of Tianying Jiuzhou [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Feb. 08, 2010
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Beijing Jirong Wenhua Culture Communication Co., Ltd. ("Jirong Wenhua") [Member] | Direct subsidiaries of Tianying Jiuzhou [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 01, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Publishing